**JUNE 30, 2011**

**SEMIANNUAL REPORT**
**AND SHAREHOLDER LETTER**

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on **franklintempleton.com**

**INTERNATIONAL**

# Templeton Developing Markets Trust

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

# Semiannual Report

# Templeton Developing Markets Trust

**Your Fund's Goal and Main Investments:** Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "developing market countries," as defined in the Fund's prospectus.

**Credit Quality Breakdown**
Based on Total Net Assets as of 6/30/11

| | |
|---|---|
| Asia | 46.7% |
| Europe | 24.5% |
| Latin America & Caribbean | 24.2% |
| Middle East & Africa | 2.2% |
| Australia & New Zealand | 1.0% |
| Short-Term Investments & Other Net Assets | 1.4% |

We are pleased to bring you Templeton Developing Markets Trust's semiannual report for the period ended June 30, 2011.

## Economic and Market Overview

During the first six months of 2011, global markets experienced heightened volatility. Although the year started on a positive note, markets quickly declined after political instability and riots in the Middle East and North Africa. Investors grew increasingly worried that contagion from the region could spread further and subsequently derail the global economic recovery. On the economic front, rising inflationary pressures and the implementation of monetary tightening measures in some emerging markets further fueled slower global economic growth concerns. The correction in stock prices was, however, short-lived as investors focused on the long-term opportunities and prospects of the wider

**The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.**

Semiannual Report | 3

emerging market asset class. This led investment into emerging markets to turn positive in April, after two consecutive months of net outflows.

Markets, however, fell again in May as focus shifted to debt restructuring issues in the eurozone. Investors adopted a more risk-averse position over
Greece’s credit rating downgrade and concerns the debt crisis could spread to larger economies such as Spain. The postponed disbursement of European
Union (EU) funds to Greece coupled with that country’s political uncertainty further heightened market volatility in June. However, the survival of Prime
Minister George Papandreou in a vote of confidence, the passing of austerity measures in Greece and the EU’s promises of a second bailout in July led markets to turn around. Within this environment, emerging markets ended the first half of the year with a slightly positive return.

Investment Strategy

We employ a fundamental research, value-oriented, long-term investment approach. We focus on the market price of a company’s securities relative to our evaluation of its long-term earnings, asset value and cash flow potential.
We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment. We invest in securities without regard to benchmark comparisons.

Performance Overview

Templeton Developing Markets Trust – Class A delivered a +1.14% cumulative total return for the six months ended June 30, 2011. In comparison, the MSCI
Emerging Markets Index and the Standard & Poor’s/International Finance
Corporation Investable Composite Index, which track global emerging market stock performance, had total returns of +1.03% and +0.70% for the same period.[1] Please note that index performance is provided for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7.

1. Source: © 2011 Morningstar. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Manager’s Discussion

During the six-month reporting period, key contributors to Fund performance included Astra International, Indonesia’s leading car and motorcycle company,
Gazprom, a major Russian global gas producer, and LUKOIL Holdings, one of
Russia’s largest oil companies. Astra recorded significantly higher net income in the first quarter of 2011 due to greater domestic demand for motor vehicles and higher profits from its heavy equipment and palm oil businesses. The company profited from Indonesia’s robust economic growth, higher incomes and afford-
able credit. Gazprom’s share price benefited from higher earnings due to strong demand and expectations of greater European demand in 2011. LUKOIL’s share price reacted positively to its better-than-expected corporate results and news of significantly higher dividends for shareholders. In our analysis,
Gazprom and LUKOIL are well positioned to gain from the long-term trend in rising commodity prices and supply shocks in regions such as the Middle East.

In contrast, three notable detractors were from India. The Indian market was one of the worst emerging market performers in the first half of 2011. The major domestic factors leading to the market correction were concerns of eas-
ing gross domestic product growth, higher inflation and interest rates, as well as uncertainty surrounding the implementation of a tax policy on Mauritius fund flows into India’s stock market. Weighing on Fund performance were
Hindalco Industries, a major Indian producer of aluminum, Sesa Goa, India’s leading iron ore producer, and Infosys, one of the top information technology consulting companies in India. Weakening commodity prices during the period also adversely affected the share prices of Hindalco and Sesa Goa, while a stronger Indian rupee impacted Infosys. Taking a longer term view, however, our analysis shows Hindalco and Sesa Goa could benefit from global demand for metals supporting higher commodity prices. In addition, in our view Infosys is well positioned to benefit from the outsourcing trend of services to Indian consulting companies.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended
June 30, 2011, the U.S. dollar declined in value relative to most currencies.
As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure.
However, one cannot expect the same result in future periods.

Semiannual Report | 5

During the past six months, we increased the Fund’s holdings in Singapore, Australia, Hong Kong and Indonesia as we searched for attractive investment opportunities. We added to our holdings in Internet software and services, industrial machinery, and industrial conglomerates companies. Key purchases included Australia’s BHP Billiton, a major diversified natural resources company with significant sales in emerging markets, SembCorp Marine, Singapore’s premier global marine and offshore engineering group, and Tencent Holdings, China’s leading provider of Internet and mobile phone value-added services.

Conversely, the Fund reduced its investments in Brazil, India, Mexico, South Africa and China via China H shares to focus on what we consider more attractively valued stocks within our investment universe.2 We trimmed our holdings primarily in catalog retail, wireless telecommunication services, coal and consumable fuels, and marine companies. In addition, we identified and reduced several holdings that had reached their target prices by the end of the reporting period including Brazilian cosmetics company Natura Cosmeticos, Russian wireless services provider Mobile Telesystems, and Chinese coal producer China Coal Energy. The Fund eliminated its positions in China Coal Energy and Mobile Telesystems by period-end.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.

Sincerely,

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

6 | Semiannual Report

Performance Summary as of 6/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.80%; B: 2.50%; C: 2.50%; R: 2.00%; and Advisor: 1.50%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Templeton Developing Markets Trust

Financial Highlights

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Developing Markets Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Financial Highlights (continued)

| Class R | Six Months Ended June 30, 2011 (unaudited) | 2010 | Year Ended December 31, 2009 | 2008 | 2007 | 2006 |
|---|---|---|---|---|---|---|
| **Per share operating performance** (for a share outstanding throughout the period) | | | | | | |
| Net asset value, beginning of period | $25.18 | $21.70 | $12.69 | $30.07 | $27.96 | $23.20 |
| Income from investment operations[a]: | | | | | | |
| Net investment income[b] | 0.11 | 0.09 | 0.19 | 0.23 | 0.44 | 0.29 |
| Net realized and unrealized gains (losses) | 0.15 | 3.68 | 9.13 | (16.17) | 7.09 | 6.14 |
| Total from investment operations | 0.26 | 3.77 | 9.32 | (15.94) | 7.53 | 6.43 |
| Less distributions from: | | | | | | |
| Net investment income | — | (0.29) | (0.31) | (0.55) | (0.79) | (0.50) |
| Net realized gains | — | — | — | (0.89) | (4.63) | (1.17) |
| Total distributions | — | (0.29) | (0.31) | (1.44) | (5.42) | (1.67) |
| Redemption fees[c] | — | — | — | —[d] | —[d] | —[d] |
| Net asset value, end of period | $25.44 | $25.18 | $21.70 | $12.69 | $30.07 | $27.96 |
| Total return[e] | 1.03% | 17.42% | 73.62% | (54.03)% | 28.53% | 27.99% |
| **Ratios to average net assets**[f] | | | | | | |
| Expenses | 2.00% | 2.06% | 2.14%[g] | 2.11%[g] | 2.06%[g] | 2.08%[g] |
| Net investment income | 0.88% | 0.39% | 1.14% | 0.98% | 1.51% | 1.17% |
| **Supplemental data** | | | | | | |
| Net assets, end of period (000's) | $51,375 | $53,295 | $46,873 | $30,147 | $68,502 | $40,779 |
| Portfolio turnover rate | 5.08% | 25.81% | 46.77% | 66.61% | 92.26%[h] | 51.95% |

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Developing Markets Trust

Financial Highlights (continued)

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Statement of Investments, June 30, 2011 (unaudited)

Semiannual Report | 17

Templeton Developing Markets Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

18 | Semiannual Report

Templeton Developing Markets Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Semiannual Report | 19

Templeton Developing Markets Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

See Abbreviations on page 35.

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]At June 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2011, the value of this security was $21,622,403, representing
0.70% of net assets.
[d]See Note 10 regarding holdings of 5% voting securities.
[e]See Note 9 regarding restricted securities.
[f]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Developing Markets Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued) June 30, 2011 (unaudited)

Class A:	
Net assets, at value	$2,295,528,683
Shares outstanding	88,905,408
Net asset value per share[a]	$25.82
Maximum offering price per share (net asset value per share ÷ 94.25%)	$27.40
Class B:	
Net assets, at value	$ 13,448,620
Shares outstanding	531,925
Net asset value and maximum offering price per share[a]	$25.28
Class C:	
Net assets, at value	$ 348,615,280
Shares outstanding	13,878,932
Net asset value and maximum offering price per share[a]	$25.12
Class R:	
Net assets, at value	$ 51,375,190
Shares outstanding	2,019,446
Net asset value and maximum offering price per share	$25.44
Advisor Class:	
Net assets, at value	$ 361,406,873
Shares outstanding	14,014,169
Net asset value and maximum offering price per share	$25.79

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Financial Statements (continued)

Statement of Operations for the six months ended June 30, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Developing Markets Trust

Financial Statements (continued)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result,

Semiannual Report | 25

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each spe-
cific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are trans-
lated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.
dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differ-
ence between the recorded amounts of dividends, interest, and foreign withholding taxes and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue
Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns

26 | Semiannual Report

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income and Deferred Taxes (continued)

in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) thresh-
old and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security trans-
actions are determined on a specific identification basis. Estimated expenses are accrued daily.
Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of
America. These differences may be permanent or temporary. Permanent differences are reclassi-
fied among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differ-
ences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 27

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) *(continued)*

### 3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

| Subsidiary | Affiliation |
|---|---|
| Templeton Asset Management Ltd. (TAML) | Investment manager |
| Franklin Templeton Services, LLC (FT Services) | Administrative manager |
| Franklin Templeton Distributors, Inc. (Distributors) | Principal underwriter |
| Franklin Templeton Investor Services, LLC (Investor Services) | Transfer agent |

#### a. Management Fees

Effective May 1, 2011, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

| Annualized Fee Rate | Net Assets |
|---|---|
| 1.100% | Up to and including $1 billion |
| 1.050% | Over $1 billion, up to and including $5 billion |
| 1.000% | Over $5 billion, up to and including $10 billion |
| 0.950% | Over $10 billion, up to and including $15 billion |
| 0.900% | Over $15 billion, up to and including $20 billion |
| 0.850% | In excess of $20 billion |

Prior to May 1, 2011, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:

| Annualized Fee Rate | Net Assets |
|---|---|
| 1.250% | Up to and including $500 million |
| 1.200% | Over $500 million, up to and including $3 billion |
| 1.150% | Over $3 billion, up to and including $4 billion |
| 1.100% | Over $4 billion, up to and including $15 billion |
| 1.050% | Over $15 billion, up to and including $20 billion |
| 1.000% | In excess of $20 billion |

#### b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

| Annualized Fee Rate | Net Assets |
|---|---|
| 0.150% | Up to and including $200 million |
| 0.135% | Over $200 million, up to and including $700 million |
| 0.100% | Over $700 million, up to and including $1.2 billion |
| 0.075% | In excess of $1.2 billion |

Semiannual Report | 29

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B, C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended June 30, 2011, the Fund paid transfer agent fees of $2,403,586, of which $1,316,107 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

30 | Semiannual Report

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $470,887,437 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, corporate actions, non-deductible expenses, and regulatory settlements.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $158,513,293 and $360,272,850, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Semiannual Report | 31

Templeton Developing Markets Trust

## Notes to Financial Statements (unaudited) *(continued)*

### 8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

### 9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

| Shares | Issuer | Acquisition Date | Cost | Value |
|---|---|---|---|---|
| — | Mayfair Hanoi, Ltd., 37.5% equity owned through HEA Holdings Ltd., a wholly owned investment (0.16% of Net Assets) | 10/31/96 | $2,706,336 | $4,871,994 |

### 10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended June 30, 2011, were as shown below.

| Name of Issuer | Number of Shares Held at Beginning of Period | Gross Additions | Gross Reductions | Number of Shares Held at End of Period | Value at End of Period | Investment Income | Realized Capital Gain (Loss) |
|---|---|---|---|---|---|---|---|
| **Controlled Affiliates**[a] | | | | | | | |
| Mayfair Hanoi, Ltd., 37.5% equity owned through HEA Holdings Ltd., a wholly owned investment (0.16% of Net Assets) | — | — | — | — | $4,871,994 | $ — | $ — |

[a]Issuer in which the Fund owns 25% or more of the outstanding voting securities.

32 | Semiannual Report

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 33

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

34 | Semiannual Report

Templeton Developing Markets Trust

Notes to Financial Statements (unaudited) (continued)

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS Selected Portfolio ADR - American Depository Receipt GDR - Global Depository Receipt IDR -International Depository Receipt SDR - Swedish Depository Receipt

Semiannual Report | 35

Templeton Developing Markets Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange

36 | Semiannual Report

Templeton Developing Markets Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the bene-fit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewals. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2010, as well as during the previous 10 years ended December 31, 2010, in comparison to a performance universe consisting of all retail and institutional emerging market funds as selected by Lipper. The Lipper report showed the Fund’s total return during 2010 to be in the second-lowest quintile of its Lipper performance universe, and its total return on an annualized basis to be in the upper half of such universe for the previous three-year period, and in the lowest and second-lowest quintiles of such universe for the previous five- and 10-year periods, respectively. The Board had discussed with management steps being taken to improve the Fund’s investment portfolio process and noted the extensive experience of its portfolio management team and the fact that, as shown in the Lipper report, the Fund’s total return during 2010 exceeded 17%, and on an annualized basis exceeded 9% and 13% for the previous five- and 10-year periods, respectively. While intending to continuously monitor future performance, the Board believed the Fund’s comparative performance, as set forth in the Lipper report, did not warrant any change in portfolio management or overall investment approach.

Semiannual Report | 37

Templeton Developing Markets Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate for the Fund was 16.3 basis points above the median of the Lipper expense group, and its total actual expense ratio was 2.3 basis points above the median of such expense group. While acknowledging cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers and research staff, and the depth of the Manager’s physical presence and coverage in emerging markets geographical areas, the Board believed it appropriate to reduce the Fund’s investment management fee and negotiated with the Manager downward revisions in such fee as discussed under “Economies of Scale.”

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses

38 | Semiannual Report

Templeton Developing Markets Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary bene-fits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund’s current management advisory fee schedule, reflecting reductions implemented effective May 1, 2010, provides a rate of 1.25% on the first $500 million of Fund net assets; 1.20% on the next $2.5 billion of Fund net assets; 1.15% on the next $1 billion of Fund net assets; 1.10% on the next $11 billion of Fund net assets; 1.05% on the next $5 billion of Fund net assets; and 1.00% on net assets in excess of $20 billion. The Board negotiated with management downward revisions in such fee effective May 1, 2011, so as to be at a rate of 1.10% on the first $1 billion of Fund net assets; 1.05% on the next $4 billion of Fund net assets; 1.00% on the next $5 billion of Fund net assets; 0.95% on the next $5 billion of Fund net assets; 0.90% on the next $5 billion of Fund net assets; and 0.85% on Fund net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2010, the Fund’s net assets were approximately $3.25 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provide a sharing of benefits with the Fund and its shareholders.

Semiannual Report | 39

Templeton Developing Markets Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Semiannual Report and Shareholder Letter**

# Templeton Developing Markets Trust

**Investment Manager**
Templeton Asset Management Ltd.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

711 S 08/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A Item 5. Audit Committee of Listed Registrants. N/A Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits. (a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/ LAURA F. FERGERSON________________
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________________
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date August 25, 2011

By /s/MARK H. OTANI_______________________
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date August 25, 2011